Property, Plant and Equipment (Assets Held for Sale) (Details) - CAD ($) $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2022
Property, plant and equipment [abstract]
Impairment loss	$ 56.0	$ 71.3